Income Tax Provision (Details) - Schedule of Leased Assets, and Deferred Tax Assets Related to Corresponding Lease Liabilities $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Netherlands [Member]
Schedule of Leased Assets, and Deferred Tax Assets Related to Corresponding Lease Liabilities [Line Items]
Other	$ 596
Poland [Member]
Schedule of Leased Assets, and Deferred Tax Assets Related to Corresponding Lease Liabilities [Line Items]
Other	993
USA [Member]
Schedule of Leased Assets, and Deferred Tax Assets Related to Corresponding Lease Liabilities [Line Items]
Other	175
Other [Member]
Schedule of Leased Assets, and Deferred Tax Assets Related to Corresponding Lease Liabilities [Line Items]
Other	$ 143